STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of warrant activity

	Common Stock Warrants
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years	Intrinsic Value

Outstanding at January 1, 2021	151,590	$0.004	9.17
Granted	11,427,052	1.04	9.35
Cancelled	–	$–	–
Expired	–	$–	–
Exercised	–	$–	–
Outstanding at September 30, 2021	11,578,642	$1.03	9.34	$45,713,770
Exercisable at September 30, 2021	11,578,642	$1.03	9.34	$46,010,840